Income Taxes - Operating loss carryforwards (Details) $ in Thousands	Sep. 30, 2017 USD ($)
State
Operating loss carryforwards
Operating Loss Carryforwards	$ 37,138
Foreign
Operating loss carryforwards
Operating Loss Carryforwards	$ 10,903